UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Equity Spectrum Fund

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (82.0%)(a)
			Shares	Value

Aerospace and defense (8.1%)

Airbus Group NV (France)			279,410	$16,158,301

General Dynamics Corp.			1,765,479	206,154,983

L-3 Communications Holdings, Inc.			362,000	37,995,520

Northrop Grumman Corp.			664,672	81,934,117

				342,242,921
Airlines (6.6%)

Alaska Air Group, Inc.			472,500	20,775,825

American Airlines Group, Inc.(NON)			1,952,400	75,850,740

Delta Air Lines, Inc.			1,596,800	59,816,128

Japan Airlines Co., Ltd. (Japan)(UR)			1,509,400	83,535,740

Spirit Airlines, Inc.(NON)			231,400	15,138,188

United Continental Holdings, Inc.(NON)			535,100	24,823,289

				279,939,910
Banks (4.1%)

Citigroup, Inc.			1,733,700	84,795,267

JPMorgan Chase & Co.			1,372,000	79,123,240

Metro Bank PLC (acquired 1/15/14, cost $8,736,904) (Private) (United Kingdom)(F)(RES)(NON)			410,449	8,865,879

				172,784,386
Biotechnology (3.9%)

Aegerion Pharmaceuticals, Inc.(NON)			1,033,900	34,749,379

Cubist Pharmaceuticals, Inc.(NON)			2,152,083	131,061,855

				165,811,234
Capital markets (0.2%)

Carlyle Group LP (The)			284,294	9,489,734

				9,489,734
Chemicals (2.0%)

Agrium, Inc. (Canada)			69,544	6,334,068

Axiall Corp.			340,881	14,599,933

W.R. Grace & Co.(NON)			688,344	62,639,304

				83,573,305
Communications equipment (4.4%)

EchoStar Corp. Class A(NON)			3,663,978	185,763,685

				185,763,685
Consumer finance (0.1%)

Ally Financial, Inc.(F)(NON)			73,364	1,684,437

Synchrony Financial(NON)			166,856	3,837,688

				5,522,125
Diversified financial services (0.6%)

Leucadia National Corp.			1,130,402	27,932,233

				27,932,233
Electronic equipment, instruments, and components (0.2%)

Anixter International, Inc.			81,979	7,047,735

				7,047,735
Health-care equipment and supplies (2.2%)

GenMark Diagnostics, Inc.(NON)(S)(AFF)			3,533,595	37,809,467

STAAR Surgical Co.(NON)(AFF)			4,235,587	54,512,005

				92,321,472
Household durables (0.5%)

SodaStream International, Ltd. (Israel)(NON)(S)			317,724	10,484,892

UCP, Inc. Class A(NON)(AFF)			852,192	10,626,834

				21,111,726
Household products (0.7%)

Harbinger Group, Inc.(NON)			2,048,933	24,033,984

Harbinger Group, Inc. 144A(F)(NON)			500,000	5,865,000

				29,898,984
Industrial conglomerates (1.8%)

Siemens AG (Germany)			621,287	76,861,521

				76,861,521
Insurance (0.4%)

Assured Guaranty, Ltd.			721,200	16,097,184

				16,097,184
Internet and catalog retail (7.7%)

Bigfoot GmbH (acquired 8/2/13, cost $7,583,802) (Private) (Brazil)(F)(RES)(NON)			345	4,970,719

Priceline Group, Inc. (The)(NON)			243,500	302,536,575

Zalando AG (acquired 9/30/13, cost $18,071,119) (Private) (Germany)(F)(RES)(NON)			806	17,899,764

				325,407,058
Internet software and services (3.3%)

Global Eagle Entertainment, Inc.(NON)(AFF)			4,324,932	44,114,306

Google, Inc. Class C(NON)			170,378	97,388,065

				141,502,371
IT Services (0.2%)

CACI International, Inc. Class A(NON)			134,600	9,286,054

				9,286,054
Media (14.0%)

DISH Network Corp. Class A(NON)			9,643,747	596,562,189

				596,562,189
Oil, gas, and consumable fuels (3.1%)

Gulfport Energy Corp.(NON)			1,268,375	67,743,909

Stone Energy Corp.(NON)			1,676,211	63,779,829

				131,523,738
Personal products (0.5%)

Coty, Inc. Class A			1,207,500	20,660,325

				20,660,325
Pharmaceuticals (7.7%)

Jazz Pharmaceuticals PLC(NON)			2,158,179	301,562,352

Medicines Co. (The)(NON)			1,170,600	27,356,922

				328,919,274
Real estate investment trusts (REITs) (1.2%)

Altisource Residential Corp.(R)			2,298,094	53,292,800

				53,292,800
Real estate management and development (2.4%)

Altisource Portfolio Solutions SA(NON)(S)			935,911	101,434,034

				101,434,034
Semiconductors and semiconductor equipment (2.9%)

Micron Technology, Inc.(NON)			4,025,900	122,991,245

				122,991,245
Specialty retail (0.9%)

Select Comfort Corp.(NON)			1,843,212	37,232,882

				37,232,882
Thrifts and mortgage finance (1.3%)

Ocwen Financial Corp.(NON)			1,774,575	53,538,926

				53,538,926
Tobacco (0.9%)

Japan Tobacco, Inc. (Japan)			1,104,400	38,533,999

				38,533,999
Trading companies and distributors (0.1%)

WESCO International, Inc.(NON)			47,659	3,740,755

				3,740,755

Total common stocks (cost $2,979,931,173)				$3,481,023,805

CONVERTIBLE PREFERRED STOCKS (1.0%)(a)
			Shares	Value

Altisource Asset Management Corp. zero % cv. pfd. (acquired 3/17/14, cost $50,000,000) (Virgin Islands) (Private)(F)(RES)(NON)			50,000	$41,137,500

Total convertible preferred stocks (cost $50,000,000)				$41,137,500

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Global Eagle Entertainment, Inc.	1/31/18	$11.50	351,253	$1,299,636

Total warrants (cost $477,829)				$1,299,636

SHORT-TERM INVESTMENTS (20.3%)(a)
			Principal amount/shares	Value

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.05%, August 8, 2014			$6,000,000	$5,999,942

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.07%, August 1, 2014			8,400,000	8,400,000

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.06%, August 18, 2014			16,000,000	15,999,547

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.05%, August 6, 2014			13,000,000	12,999,910

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.08%, November 5, 2014			13,000,000	12,997,231

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.08%, October 15, 2014			12,000,000	11,998,620

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.07%, October 24, 2014			10,000,000	9,998,720

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.08%, October 29, 2014			17,000,000	16,997,688

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.08%, October 31, 2014			15,000,000	14,997,915

Federal Home Loan Bank unsec. discount notes with an effective yield of 0.07%, September 19, 2014			5,700,000	5,699,457

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.05%, August 15, 2014			22,000,000	21,999,572

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.08%, November 24, 2014			45,000,000	44,988,480

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.14%, October 1, 2014			25,000,000	24,997,675

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.05%, August 1, 2014			17,300,000	17,300,000

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.05%, August 4, 2014			15,000,000	14,999,931

Putnam Cash Collateral Pool, LLC 0.18%(d)		Shares	98,413,315	98,413,315

Putnam Money Market Liquidity Fund 0.06%(AFF)		Shares	167,722,032	167,722,032

Putnam Short Term Investment Fund 0.05%(AFF)		Shares	290,572,560	290,572,560

U.S. Treasury Bills with an effective yield of 0.08%, August 21, 2014(SEGSH)			$20,000,000	19,999,094

U.S. Treasury Bills with an effective yield of 0.12%, December 11, 2014(SEGSF)(SEGSH)			30,000,000	29,995,050

U.S. Treasury Bills with an effective yield of 0.16%, October 16, 2014(SEGSH)			15,000,000	14,999,445

Total short-term investments (cost $862,056,095)				$862,076,184

TOTAL INVESTMENTS

Total investments (cost $3,892,465,097)(b)				$4,385,537,125

FORWARD CURRENCY CONTRACTS at 7/31/14 (aggregate face value $97,217,480) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	8/20/14	$97,095,923	$97,217,480	$121,557

Total						$121,557

Securities sold short at 7/31/14 (Unaudited)

COMMON STOCKS (0.7%)(a)	Shares	Value

Chemicals (0.2%)
HB Fuller Co.	136,700	$6,103,655

		6,103,655
Food products (0.5%)
Hain Celestial Group, Inc. (The)(NON)	263,600	22,537,800

		22,537,800

Total securities sold short (proceeds receivable $27,970,169)		$28,641,455

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,246,862,044.
(b)	The aggregate identified cost on a tax basis is $3,894,920,844, resulting in gross unrealized appreciation and depreciation of $604,539,186 and $113,922,905, respectively, or net unrealized appreciation of $490,616,281.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $72,873,862, or 1.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$123,943,934	$213,684,588	$169,906,490	$22,609	$167,722,032
	Putnam Short Term Investment Fund *	143,506,738	239,827,280	92,761,458	42,501	290,572,560
	GenMark Diagnostics, Inc.	31,625,675	—	—	—	37,809,467
	Global Eagle Entertainment, Inc. **	47,704,000	—	—	—	44,114,306
	STAAR Surgical Co.	72,047,335	—	—	—	54,512,005
	UCP, Inc. Class A	12,058,517	—	—	—	10,626,834
	Totals	$430,886,199	$453,511,868	$262,667,948	$65,110	$605,357,204

	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
	** In connection with the purchase of shares of this issuer by the fund on October 21, 2013, Putnam Management, on behalf of the fund, other funds managed by Putnam Management and certain other affiliated entities and individuals (the “Other Putnam Investors”), entered into a Voting Rights Waiver Agreement with the issuer. Pursuant to the Agreement, the fund and the Other Putnam Investors have agreed to waive on a pro rata basis all voting rights in respect of any voting securities issued by the issuer that exceed, in the aggregate, 4.99% of the total voting rights exercisable by the issuer’s outstanding voting securities.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGSH)	This security, in part or in entirety, was segregated for securities sold short at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $98,413,315 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $89,501,608. Certain of these securities were sold prior to the close of the reporting period.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 309,600 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights.
	At the close of the reporting period, the fund maintained liquid assets totaling $28,641,455 to cover securities sold short.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Short sales of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense.
	While the short position is open, the fund will post cash or liquid assets at least equal in value to the fair value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the fair value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked to market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender.
	At the close of the reporting period, the value of the securities sold short amounted to $28,641,455 and the fund posted collateral of $14,320,391. Collateral may include amounts related to unsettled trades.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$957,443,372	$—	$22,870,483
Consumer staples	44,694,309	44,398,999	—
Energy	131,523,738	—	—
Financials	429,541,106	1,684,437	8,865,879
Health care	587,051,980	—	—
Industrials	526,229,545	176,555,562	—
Information technology	466,591,090	—	—
Materials	83,573,305	—	—
Total common stocks	3,226,648,445	222,638,998	31,736,362
Convertible preferred stocks	—	41,137,500	—
Warrants	1,299,636	—	—
Short-term investments	458,294,592	403,781,592	—

Totals by level	$3,686,242,673	$667,558,090	$31,736,362

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$121,557	$—
Securities sold short	(28,641,455)	—	—

Totals by level	$(28,641,455)	$121,557	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$121,557	$—
Equity contracts	1,299,636	—

Total	$1,421,193	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$97,200,000
Warrants (number of warrants)		350,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Total

	Assets:
	Forward currency contracts#	$121,557	$121,557

	Total Assets	$121,557	$121,557

	Liabilities:
	Forward currency contracts#	—	—

	Total Liabilities	$—	$--

	Total Financial and Derivative Net Assets	$121,557	$121,557
	Total collateral received (pledged)##†	$(590,882)
	Net amount	$712,439

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014